Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 14,409,544.0	$ 189,924.1	₨ 12,043,717.9
Less: Allowance for credit losses	372,671.8	4,911.9	343,528.7	$ 4,527.9	₨ 198,833.2	₨ 148,232.0
Total	14,036,872.2	185,012.2	11,700,189.2
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	41,769.4		39,396.1		19,219.0
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	111,566.4		110,081.0		47,097.1
Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	49,055.0		42,288.4		32,860.3
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	31,750.9		26,356.7		20,463.4
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	2,692.2		4,578.0		1,700.7
Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	61,437.0		49,229.2		37,864.3
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	9,310,534.7	122,716.9	7,828,832.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,042,793.0	13,744.5	964,053.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,341,971.8	30,868.2	2,042,727.2
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,617,087.1	34,494.4	2,007,845.9
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	951,066.0	12,535.5	805,329.8
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	830,882.4	10,951.4	702,235.5
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,526,734.4	20,122.9	1,306,641.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	5,099,009.3	$ 67,207.2	4,214,885.3
Less: Allowance for credit losses	₨ 74,400.9		₨ 71,599.3		₨ 39,628.4